Significant Accounting Policies (Accounts Receivable) (Details) (USD $)				6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Customer One [Member]	Jun. 30, 2012 Customer One [Member]	Dec. 31, 2012 Revenue [Member] Customer One [Member]	Dec. 31, 2011 Revenue [Member] Customer One [Member]	Dec. 31, 2012 Accounts Receivable [Member] Credit Concentration Risk [Member] Customer One [Member]	Dec. 31, 2011 Accounts Receivable [Member] Credit Concentration Risk [Member] Customer One [Member]
Accounts Receivable
Net accounts receivable	$ 93,379	$ 821,608	$ 1,239,903
Billed trade receivables	132,973	856,462	1,269,579
Unbilled trade receivables	(3,113)	44,478	23,814
Employee travel advances and other receivables	1,479	1,808	0
Allowance for uncollectible accounts	$ 37,960	$ 81,140	$ 53,490
Concentration Risk [Line Items]
Percentage				87.00%	86.00%	85.00%	89.00%	71.00%	79.00%